UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21213

Nuveen AMT-Free Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments
	Nuveen AMT–Free Quality Municipal Income Fund (NEA)
	January 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.2% (98.4% of Total Investments)
	MUNICIPAL BONDS – 152.1% (98.4% of Total Investments)
	Alabama – 1.1% (0.7% of Total Investments)
$ 4,250	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama,	2/26 at 100.00	A–	$ 4,568,580
	Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 5.000%, 2/01/41
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,395	5.000%, 4/01/22 – NPFG Insured	4/17 at 100.00	A3	1,400,678
1,040	5.000%, 4/01/23 – NPFG Insured	4/17 at 100.00	A3	1,044,233
25,890	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	29,667,092
4,900	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill	4/25 at 100.00	N/R	4,685,380
	College Project, Series 2015, 5.875%, 4/15/45
37,475	Total Alabama			41,365,963
	Alaska – 0.8% (0.5% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
17,040	5.000%, 6/01/32	4/17 at 100.00	B3	15,995,789
16,570	5.000%, 6/01/46	4/17 at 100.00	B3	14,051,691
33,610	Total Alaska			30,047,480
	Arizona – 2.2% (1.4% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	BBB+	1,533,657
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
	Arizona State, Certificates of Participation, Series 2010A:
2,800	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	Aa3	3,053,792
3,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	Aa3	3,789,765
7,500	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	A1	8,123,175
7,115	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series	7/25 at 100.00	A2	7,936,498
	2015B, 5.000%, 7/01/43 – AGM Insured
	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health,
	Refunding Series 2016A:
3,000	4.000%, 1/01/36	1/27 at 100.00	AA–	3,019,470
10,000	5.000%, 1/01/38 (UB), (4)	1/27 at 100.00	AA–	11,292,100
10,780	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	11,706,972
	2010A, 5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,
	Series 2005B:
6,545	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	8,051,528
10,000	5.500%, 7/01/40 – FGIC Insured	No Opt. Call	AA	12,477,100
11,320	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	BBB+	12,840,163
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
74,020	Total Arizona			83,824,220
	Arkansas – 0.1% (0.1% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%,	4/17 at 100.00	N/R	4,387,799
	5/01/28 – ACA Insured
	California – 16.6% (10.7% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+ (5)	3,608,080
	Lien Series 2004A, 5.450%, 10/01/25 (Pre-refunded 10/01/17) – AMBAC Insured
22,880	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series	No Opt. Call	A3	12,425,670
	1999A, 0.000%, 10/01/32 – NPFG Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA	2,948,247
	2005B, 0.000%, 8/01/28 – AGM Insured
15,870	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	A2	14,745,134
	Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured
3,450	Antelope Valley Joint Union High School District, Los Angeles and Kern Counties, California,	No Opt. Call	A1	2,106,777
	General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2009F-1:
2,500	5.125%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa3 (5)	2,714,550
2,500	5.625%, 4/01/44 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa3 (5)	2,741,250
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2013S-4:
5,000	5.000%, 4/01/38	4/23 at 100.00	A1	5,597,800
6,500	5.250%, 4/01/53	4/23 at 100.00	A1	7,289,360
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/24 at 100.00	Aa3	10,996,300
	2014F-1, 5.000%, 4/01/54
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA+	4,418,800
	Bonds, Series 2009, 0.000%, 8/01/33
	Burbank Unified School District, Los Angeles County, California, General Obligation Bonds,
	Series 2015A:
2,250	0.000%, 8/01/32	2/25 at 100.00	AA–	1,809,090
1,350	0.000%, 8/01/33	2/25 at 100.00	AA–	1,077,111
7,845	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B3	7,983,464
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
2,910	California Department of Water Resources, Central Valley Project Water System Revenue Bonds,	12/18 at 100.00	AA+ (5)	3,121,703
	Series 2009-AF, 5.000%, 12/01/29 (Pre-refunded 12/01/18)
2,090	California Department of Water Resources, Central Valley Project Water System Revenue Bonds,	12/18 at 100.00	Aa1	2,229,110
	Series 2009-AF, 5.000%, 12/01/29
3,250	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H,	5/18 at 100.00	AA (5)	3,415,783
	5.000%, 5/01/22 (Pre-refunded 5/01/18) – AGM Insured
10,420	California Educational Facilities Authority, Revenue Bonds, Stanford University Series	No Opt. Call	AAA	13,545,271
	2016U-7, 5.000%, 6/01/46
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	2,754,967
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	4,786,214
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	5,910,611
1,350	0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	551,340
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	11/21 at 100.00	AA–	3,758,404
	and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard
	Children’s Hospital, Series 2012A:
10,000	5.000%, 8/15/51	8/22 at 100.00	AA	11,018,800
3,000	5.000%, 8/15/51 (UB), (4)	8/22 at 100.00	AA–	3,305,640
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA–	2,779,168
	Series 2009B, 5.500%, 10/01/39
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	586,874
	Series 2013A, 5.000%, 7/01/37
1,710	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Series 2012A,	11/21 at 100.00	Aa3	1,898,493
	5.000%, 11/15/40
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
525	8.533%, 8/15/51 (IF), (4)	8/22 at 100.00	AA–	623,007
1,285	8.533%, 8/15/51 (IF), (4)	8/22 at 100.00	AA–	1,524,884
485	8.527%, 8/15/51 (IF), (4)	8/22 at 100.00	AA–	575,457
5,355	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	AA–	7,000,270
	Bond Trust 2015-XF0078, 12.652%, 11/15/48 (IF)
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,531,009
	2010A, 5.750%, 7/01/40
965	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017,	10/26 at 100.00	BBB–	1,017,274
	5.000%, 10/15/47 (WI/DD, Settling 2/03/17)
2,930	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	3,283,622
	2013I, 5.000%, 11/01/38
	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,540	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (5)	2,790,038
1,460	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (5)	1,603,722
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/17 at 100.00	AA–	5,015
	California State, General Obligation Bonds, Various Purpose Series 2007:
9,730	5.000%, 6/01/37 (Pre-refunded 6/01/17)	6/17 at 100.00	AA+ (5)	9,869,723
6,270	5.000%, 6/01/37 (Pre-refunded 6/01/17)	6/17 at 100.00	AA+ (5)	6,360,037
20,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	AA–	22,357,600
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	AA–	7,735,910
4,250	5.250%, 11/01/40	11/20 at 100.00	AA–	4,765,822
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA–	11,216,200
6,270	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	A+	6,830,036
	Obligated Group, Series 2010, 5.250%, 11/01/30
10,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	11,400,400
	2011A, 6.000%, 8/15/42
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/18 at 100.00	A3	3,136,890
	Healthcare West, Series 2008C, 5.625%, 7/01/35
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
3,895	5.750%, 7/01/30, (6)	4/17 at 100.00	CCC	3,729,852
5,000	5.500%, 7/01/35, (6)	4/17 at 100.00	CCC	4,671,500
6,000	5.500%, 7/01/39, (6)	4/17 at 100.00	CCC	5,322,420
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	A1 (5)	1,654,889
	Series 2007A, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement	No Opt. Call	AA	6,741,099
	Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	A3 (5)	3,859,776
	2001A, 0.000%, 8/01/25 – NPFG Insured (ETM)
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AA (5)	5,302,800
	2006C, 5.000%, 8/01/32 (Pre-refunded 8/01/18) – AGM Insured
3,330	Contra Costa Community College District, Contra Costa County, California, General Obligation	8/23 at 100.00	AA	3,771,058
	Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38
7,240	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 56.01	AA	4,026,309
	Election 2004 Series 2007C, 0.000%, 8/01/28 – AGM Insured
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	4/17 at 100.00	A	2,508,225
	Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured
7,775	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	BBB–	3,833,075
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
910	0.000%, 1/15/42	1/31 at 100.00	Ba1	734,470
3,350	5.750%, 1/15/46	1/24 at 100.00	Ba1	3,829,921
8,350	6.000%, 1/15/49	1/24 at 100.00	Ba1	9,568,849
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AA+ (5)	28,010,100
	1995A, 0.000%, 1/01/21 (ETM)
3,120	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/17 at 100.00	A	3,130,078
	5.000%, 9/01/27 – AMBAC Insured
13,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A1	10,009,035
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
22,760	4.500%, 6/01/27	6/17 at 100.00	B	22,899,519
19,725	5.000%, 6/01/33	6/17 at 100.00	B–	19,214,714
1,000	5.750%, 6/01/47	6/17 at 100.00	B–	989,430
2,850	5.125%, 6/01/47	6/17 at 100.00	B–	2,670,222
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B–	9,847,600
	Bonds, Series 2007A-2, 5.300%, 6/01/37
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%,	7/21 at 100.00	Aaa	4,620,885
	7/15/40 (Pre-refunded 7/15/21)
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	AA–	2,689,850
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
3,040	Kern Community College District, California, General Obligation Bonds, Safety, Repair &	No Opt. Call	AA	2,603,973
	Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured
350	La Verne-Grand Terrace Housing Finance Agency, California, Single Family Residential Mortgage	No Opt. Call	Aaa	362,856
	Revenue Bonds, Series 1984A, 10.250%, 7/01/17 (ETM)
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	N/R	934,755
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
5,000	Los Angeles Community College District, California, General Obligation Bonds, Series 2007C,	8/17 at 100.00	AA+ (5)	5,107,150
	5.000%, 8/01/32 (Pre-refunded 8/01/17) – FGIC Insured
395	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	4/17 at 100.00	N/R (5)	396,296
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	4/17 at 100.00	N/R (5)	998,831
	1994, 5.375%, 2/15/34 (ETM)
2,495	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2009A,	1/19 at 100.00	Aa2	2,695,723
	5.375%, 7/01/34
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	Aa2	11,092,700
	5.000%, 7/01/41
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds, Election	No Opt. Call	A3	1,703,036
	2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured
10,335	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	7,316,457
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (7)
5,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	BBB+	7,351,300
	2009B, 6.500%, 11/01/39
745	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A,	4/17 at 100.00	N/R (5)	831,956
	5.125%, 12/01/23 – AMBAC Insured (ETM)
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding Series	No Opt. Call	Aa3	6,994,446
	2009, 0.000%, 8/01/34 – AGC Insured
3,515	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	N/R (5)	4,213,536
	5.875%, 12/01/30 (Pre-refunded 12/01/21)
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa3	1,583,850
	Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/29
	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,
	Redevelopment Project 1, Refunding Series 1995:
3,765	7.200%, 8/01/17 – NPFG Insured	No Opt. Call	A3	3,879,607
5,000	7.400%, 8/01/25 – NPFG Insured	No Opt. Call	A3	5,983,850
	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B:
1,745	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	AAA	2,139,876
1,490	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	Aa1 (5)	1,816,772
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AA	647,700
	Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured
920	Palmdale, California, Certificates of Participation, Park Improvement & Avenue Construction,	4/17 at 100.00	A1	922,263
	Series 2002, 5.000%, 9/01/32 – NPFG Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	5,402,900
	6.000%, 11/01/30
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	No Opt. Call	A2	1,588,220
	of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured
10,755	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	8/17 at 100.00	A2 (5)	10,984,942
	of 2004, Series 2007A, 5.000%, 8/01/32 (Pre-refunded 8/01/17) – NPFG Insured
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 –	No Opt. Call	A2	4,620,017
	AGC Insured
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms
	Improvement Area 4, Series 2005A:
1,335	5.000%, 9/01/25	9/17 at 100.00	N/R	1,347,856
410	5.100%, 9/01/30	9/17 at 100.00	N/R	413,038
5,480	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	AA+ (5)	6,517,693
	Series 1990B, 7.500%, 8/01/23 (ETM)
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	2,016,440
	Center, Refunding Series 2007A, 5.000%, 7/01/47
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	A1	1,184,112
	Series 2011A, 0.000%, 8/01/28
1,000	Rim of the World Unified School District, San Bernardino County, California, General	8/21 at 100.00	A2	1,102,530
	Obligation Bonds, Series 2011C, 5.000%, 8/01/38 – AGM Insured
760	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	852,218
	2013A, 5.750%, 6/01/44
5,415	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AA+ (5)	6,429,771
	Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	Ba2	2,622,915
	7.500%, 12/01/41
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	AA–	2,611,026
	Tender Option Bond Trust 2015-XF0098, 17.813%, 8/01/39 (IF)
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/23 at 100.00	A+	4,395,240
	Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
10,595	5.000%, 1/15/44	1/25 at 100.00	BBB–	11,378,606
32,725	5.000%, 1/15/50	1/25 at 100.00	BBB–	35,050,766
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	BBB–	5,929,576
	Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
10,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	4/17 at 100.00	BBB	10,035,900
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
12,580	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	12,659,128
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds,	No Opt. Call	AA–	1,983,822
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	4,078,241
	2006A, 0.000%, 9/01/21 – NPFG Insured
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AA+	3,026,859
	Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured
15,750	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	5,648,422
	Election Series 2012G, 0.000%, 8/01/39 – AGM Insured
	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding
	Series 2015:
5,000	0.000%, 8/01/46	No Opt. Call	A1	1,157,450
6,570	0.000%, 8/01/47	No Opt. Call	A1	1,433,048
2,210	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	4/17 at 100.00	B+	2,217,470
	Bonds, Series 2005A-1, 4.750%, 6/01/23
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds,	No Opt. Call	A3	2,027,072
	Series 2001B, 0.000%, 9/01/25 – FGIC Insured
3,900	West Hills Community College District, California, General Obligation Bonds, School Facilities	8/19 at 100.00	A2 (5)	4,750,512
	Improvement District 3, 2008 Election Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/19) –
	AGM Insured
680,925	Total California			631,429,326
	Colorado – 8.0% (5.2% of Total Investments)
3,220	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds,	12/25 at 100.00	AA–	3,665,455
	Series 2015, 5.000%, 12/01/40
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	4/17 at 100.00	BBB–	1,086,725
	SYNCORA GTY Insured
500	Blue Lake Metropolitan District No. 2 , Lochbuie, Colorado, Limited Tax General Obligation	12/21 at 103.00	N/R	499,245
	Bonds, Series 2016A, 5.750%, 12/01/46
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BBB	1,384,475
	Series 2013A, 5.375%, 12/01/33
115	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BB	116,677
	Series 2014, 5.000%, 12/01/43
6,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/17 at 100.00	BBB+	6,364,033
	Series 2006A, 4.500%, 9/01/38
2,295	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	BBB+	2,376,495
	Series 2011A, 5.000%, 2/01/41
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	BBB+	5,296,500
	Series 2013A, 5.250%, 1/01/45
7,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	BBB+	8,779,500
	Tender Option Bond Trust 2016-XG0007, 13.454%, 10/01/41 – AGM Insured (IF), (4)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado	12/23 at 100.00	A+	5,458,450
	Project, Series 2013A, 5.000%, 12/01/36
3,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods	1/24 at 102.00	N/R	3,064,701
	Project, Refunding Series 2016, 5.000%, 1/01/37
425	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	Baa2	449,387
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
25,750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	27,549,410
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
2,055	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	2,071,276
	Association, Series 2007, 5.250%, 5/15/42
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center,	9/17 at 100.00	BBB+	3,292,510
	Series 2007, 5.125%, 9/15/29
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
450	5.250%, 6/01/23	4/17 at 100.00	Baa2	451,260
175	5.000%, 6/01/29	4/17 at 100.00	Baa2	175,345
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/27 at 100.00	A+	1,691,100
	Revenue Bonds, Refunding Series 2016B, 5.000%, 3/01/41
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
7,115	5.000%, 8/01/41 – AGM Insured	8/26 at 100.00	A2	7,916,505
10,750	5.000%, 8/01/46 – AGM Insured	8/26 at 100.00	A2	11,915,300
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/37	11/22 at 100.00	A+	12,523,365
12,900	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	14,165,877
	5.000%, 11/15/43
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,
	Refunding Senior Lien Series 2016:
3,000	5.000%, 12/01/34	12/26 at 100.00	BBB–	3,272,340
2,400	5.000%, 12/01/36	12/26 at 100.00	BBB–	2,603,568
1,610	5.000%, 12/01/40	12/26 at 100.00	BBB–	1,742,471
13,920	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	BBB	12,359,011
	9/01/21 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	BBB	5,330,388
45,540	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB	26,716,496
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB	8,885,253
49,250	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB	25,063,817
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB	6,032,321
2,900	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	BBB	1,399,946
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	BBB	8,252,850
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	BBB	2,280,114
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	BBB	6,206,711
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	BBB	2,744,188
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	BBB	3,570,300
1,000	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation	12/26 at 100.00	BBB+	1,074,270
	Bonds, Series 2016, 5.000%, 12/01/36
1,245	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax	12/21 at 103.00	N/R	1,128,841
	and Revenue Bonds, Series 2016, 4.375%, 12/01/31
17,735	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	BBB	18,927,147
	Bonds, Refunding Series 2015A, 5.000%, 12/01/45
2,640	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	A2 (5)	3,094,370
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	A	693,164
	5.375%, 6/01/31
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
15,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	16,918,500
4,150	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,596,706
4,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A,	11/22 at 100.00	AA–	4,431,040
	5.000%, 11/15/42
14,500	University of Colorado, Enterprise System Revenue Bonds, Series 2014A, 5.000%, 6/01/46	6/24 at 100.00	Aa2	16,123,275
2,175	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%,	12/26 at 100.00	AA	2,544,228
	12/15/30 – AGM Insured
376,565	Total Colorado			306,284,906
	Connecticut – 0.3% (0.2% of Total Investments)
1,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/26 at 100.00	A–	1,815,066
	Series 2016Q-1, 5.000%, 7/01/46
8,485	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/25 at 100.00	A–	9,301,936
	Refunding Series 2015L, 5.000%, 7/01/45
10,135	Total Connecticut			11,117,002
	Delaware – 0.4% (0.3% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc.,	10/20 at 100.00	Aa2	1,085,570
	Series 2010A, 5.000%, 10/01/40 – NPFG Insured
3,250	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013,	7/23 at 100.00	BBB–	3,379,968
	5.000%, 7/01/32
9,070	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	A1	9,860,995
13,320	Total Delaware			14,326,533
	District of Columbia – 2.1% (1.3% of Total Investments)
1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BB+	1,087,487
	Issue, Series 2013, 5.000%, 10/01/45
107,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	4/17 at 100.00	N/R	12,237,590
	Series 2006A, 0.000%, 6/15/46
15,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 –	4/21 at 100.00	A	15,538,143
	AMBAC Insured (7)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2017:
3,500	5.000%, 4/01/35	4/27 at 100.00	A	3,971,345
3,500	5.000%, 4/01/36	4/27 at 100.00	A	3,958,500
11,960	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	12,478,227
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	No Opt. Call	A3	2,977,730
	Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured
	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,
	Senior Lien Refunding Series 2007A:
15,000	4.500%, 10/01/30 – AMBAC Insured	4/17 at 100.00	A	15,033,150
11,200	4.500%, 10/01/30 – AMBAC Insured	4/17 at 100.00	AA+	11,229,680
175,560	Total District of Columbia			78,511,852
	Florida – 8.7% (5.7% of Total Investments)
2,800	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	9/23 at 100.00	BBB–	2,788,436
	Academy, Inc. Project, Series 2016, 5.000%, 9/01/46
2,080	Brevard County School Board, Florida, Certificates of Participation, Series 2007C, 5.000%,	7/17 at 100.00	Aa3 (5)	2,116,691
	7/01/21 (Pre-refunded 7/01/17) – AMBAC Insured
2,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A, 5.250%, 10/01/34	10/18 at 100.00	AA+ (5)	2,137,860
	(Pre-refunded 10/01/18)
11,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	A	12,246,190
	AGM Insured
2,830	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA–	3,120,245
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
1,500	5.000%, 11/01/27 (Pre-refunded 7/01/17) – AGM Insured (UB)	7/17 at 100.00	AA	1,546,560
3,000	5.000%, 11/01/32 (Pre-refunded 7/01/17) – AGM Insured (UB)	7/17 at 100.00	AA	3,093,120
3,010	Cocoa, Florida, Water and Sewerage System Revenue Bonds, Refunding Series 2003, 5.500%,	No Opt. Call	AA	3,468,784
	10/01/23 – AMBAC Insured
3,570	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,	11/23 at 100.00	BBB–	3,969,947
	Refunding Series 2013, 6.125%, 11/01/43
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project,
	Refunding Series 2013A:
8,555	6.000%, 4/01/42	4/23 at 100.00	Baa1	9,711,294
4,280	5.625%, 4/01/43	4/23 at 100.00	Baa1	4,752,769
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	A3	763,724
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	A3	1,117,102
2,500	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond	6/18 at 101.00	AA+	3,062,875
	Trust 2929, 16.342%, 6/01/38 – AGC Insured (IF), (4)
14,985	Florida State Board of Education, State University System Revenue Bonds, Series 2006A, 5.000%,	No Opt. Call	AA	15,029,955
	7/01/30 – NPFG Insured (UB)
5,000	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation,	7/17 at 101.00	AA (5)	5,138,050
	Refunding Series 2008A, 5.000%, 7/01/35 (Pre-refunded 7/01/17)
1,500	Florida Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds, Series	1/19 at 100.00	AAA	1,598,280
	2009A, 5.000%, 1/15/29
2,070	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/18 at 100.00	BBB+ (5)	2,192,047
	5.500%, 6/01/38 (Pre-refunded 6/01/18) – AGM Insured
	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,
	Subordinate Lien Series 2015B:
5,730	5.000%, 10/01/40	10/24 at 100.00	A+	6,319,502
12,885	5.000%, 10/01/44	10/24 at 100.00	A+	14,165,125
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012,	10/22 at 100.00	A+	448,248
	5.000%, 10/01/30
1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series	11/21 at 100.00	A2	1,690,115
	2011, 5.000%, 11/15/24
2,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	2,662,300
	5.000%, 11/15/45
4,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A2	4,018,960
	NPFG Insured
	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic
	Convention Village, Series 2015A:
3,810	5.000%, 2/01/40 – AGM Insured	2/24 at 100.00	A1	4,201,897
19,145	5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	A1	21,101,619
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish
	Health System Inc. Project, Series 2017:
205	5.000%, 7/01/32	7/27 at 100.00	BBB	215,533
2,000	5.125%, 7/01/38	7/27 at 100.00	BBB	2,091,100
5,035	5.125%, 7/01/46	7/27 at 100.00	BBB	5,222,050
1,200	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Refunding Series 2011A,	2/21 at 100.00	A	1,369,848
	6.000%, 2/01/30 – AGM Insured
7,390	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	4/25 at 100.00	A–	8,050,592
	Miami, Series 2015A, 5.000%, 4/01/45
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	7/20 at 100.00	A2	10,973,700
	5.000%, 7/01/35
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	1,103,590
	Series 2014B, 5.000%, 10/01/37
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A	5,471,900
	5.500%, 10/01/41
7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	8,269,425
	2010A-1, 5.375%, 10/01/41
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
3,000	5.000%, 10/01/26	10/20 at 100.00	A	3,332,310
2,500	5.000%, 10/01/27	10/20 at 100.00	A	2,774,100
4,000	5.000%, 10/01/35 – AGM Insured	10/20 at 100.00	A2	4,374,240
15,660	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A	17,435,687
4,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/18 at 100.00	AA (5)	4,258,960
	2009-B1, 5.625%, 7/01/38 (Pre-refunded 7/01/18)
1,850	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B,	10/22 at 100.00	A2	2,029,284
	5.000%, 10/01/37
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012:
5,500	5.000%, 7/01/31	No Opt. Call	A1	6,133,435
3,000	5.000%, 7/01/42	7/22 at 100.00	A1	3,302,730
11,300	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	A1	11,807,483
	7/01/35 – AGM Insured
5,770	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	A+	6,386,063
	5.000%, 10/01/42
1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	10/19 at 100.00	A	1,804,843
	Inc., Series 2009, 5.125%, 10/01/26
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	799,065
	Inc., Series 2012A, 5.000%, 10/01/42
10,170	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%,	No Opt. Call	AA–	10,414,385
	10/01/29 – FGIC Insured
4,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract	11/17 at 100.00	BBB	4,109,680
	Payments, Series 2008A, 5.250%, 11/01/23 – AGC Insured
255	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	295,152
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA– (5)	3,063,480
	8/01/27 (Pre-refunded 8/01/17) – NPFG Insured
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project, Series	10/19 at 100.00	AAA	4,350,520
	2009, 5.250%, 10/01/33
	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1,
	Series 2007B:
5,000	5.000%, 7/01/33 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	A3 (5)	5,087,800
4,700	5.000%, 7/01/40 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	A3 (5)	4,782,532
435	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009, 5.250%, 9/01/35	9/18 at 100.00	A1 (5)	463,584
	(Pre-refunded 9/01/18) – AGC Insured
45	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009, 5.250%,	9/18 at 100.00	A1	47,565
	9/01/35 – AGC Insured
1,635	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	A3	1,666,997
	5.000%, 5/01/30 – RAAI Insured
2,490	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992,	No Opt. Call	AA– (5)	2,675,928
	6.000%, 10/01/19 – NPFG Insured (ETM)
6,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015,	5/25 at 100.00	Aa3	6,736,565
	4.000%, 5/01/33
3,500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	3,541,055
	Obligation Group, Refunding Series 2007, 5.000%, 8/15/37
2,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	2,483,404
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB), (4)
1,200	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 (Pre-refunded	10/19 at 100.00	AA (5)	1,317,804
	10/01/19) – AGC Insured
5,000	Tampa Bay, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008,	10/18 at 100.00	AA+ (5)	5,322,800
	5.000%, 10/01/34 (Pre-refunded 10/01/18)
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose
	Bonds, Stadium Project, Series 1995:
1,025	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	AA–	1,096,781
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	AA–	3,234,109
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,635,676
	5.000%, 11/15/33
6,600	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A,	5/26 at 100.00	Aa2	6,554,196
	4.000%, 11/15/46
9,720	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A	10,639,220
	2012B, 5.000%, 7/01/42
1,500	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/21 at 100.00	A–	1,664,715
	Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 – AGM Insured
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	4/25 at 100.00	Baa1	2,138,620
	Aeronautical University, Series 2015B, 5.000%, 10/15/45
7,400	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University	6/25 at 100.00	A–	8,123,054
	Inc. Project, Series 2015, 5.000%, 6/01/45
310,475	Total Florida			333,113,255
	Georgia – 2.6% (1.7% of Total Investments)
6,950	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010A, 5.000%, 1/01/40 –	1/20 at 100.00	Aa3	7,517,189
	AGM Insured
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	AA–	7,941,721
3,050	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%,	11/19 at 100.00	A+	3,356,708
	11/01/39 – AGM Insured
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
3,400	5.000%, 11/01/33	5/25 at 100.00	A+	3,904,254
2,040	5.000%, 11/01/35	5/25 at 100.00	A+	2,328,130
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	A+	5,878,650
	FGIC Insured
1,535	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA	1,621,697
	4.000%, 8/01/26
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB–	2,216,460
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
3,000	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A,	4/17 at 100.00	N/R	3,002,880
	5.000%, 2/01/30 – SYNCORA GTY Insured
10,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/41 at 100.00	AA–	10,690,800
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45
12,590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/25 at 100.00	AA–	14,482,906
	Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
7,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/27 at 100.00	AA–	8,519,400
	Northeast Georgia Health Services Inc., Series 2017B, 5.250%, 2/15/45 (WI/DD, Settling 2/09/17)
7,905	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A,	7/25 at 100.00	A2	8,539,930
	5.000%, 7/01/60
3,055	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	3,178,972
	2/01/36 (Pre-refunded 2/01/18)
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%,	No Opt. Call	AA+	1,645,178
	2/01/27 – BHAC Insured
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	BB+ (5)	2,655,850
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 (Pre-refunded
	8/01/18) – AGC Insured
8,230	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/25 at 100.00	Baa2	8,685,366
	2015, 5.000%, 10/01/40
2,615	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	AA–	2,825,691
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
89,950	Total Georgia			98,991,782
	Guam – 0.1% (0.1% of Total Investments)
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	BBB–	4,447,202
	5.500%, 7/01/43
	Hawaii – 0.1% (0.1% of Total Investments)
275	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB	298,246
	University, Series 2013A, 6.875%, 7/01/43
4,225	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems,	7/25 at 100.00	A1	4,270,081
	Series 2015A, 4.000%, 7/01/40
4,500	Total Hawaii			4,568,327
	Idaho – 0.1% (0.1% of Total Investments)
2,110	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A–	2,237,993
	2012A, 5.000%, 3/01/47 – AGM Insured
2,780	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood	4/17 at 100.00	A1	2,815,028
	Terrace Project, Series 2002A-1, 7.250%, 3/20/37
4,890	Total Idaho			5,053,021
	Illinois – 21.1% (13.6% of Total Investments)
	Bolingbrook, Illinois, General Obligation Refunding Bonds, Refunding Series 2002B:
4,595	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	A2	2,495,407
4,000	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	A2	1,985,040
11,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement	4/27 at 100.00	A	11,015,510
	Revenues, Series 2016, 6.000%, 4/01/46
2,940	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	B3	2,324,687
	2011A, 5.000%, 12/01/41
11,450	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B	10,916,544
	2016A, 7.000%, 12/01/44
1,785	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/26 at 100.00	B	1,612,390
	2016B, 6.500%, 12/01/46
10,510	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	B+	9,579,970
	Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
19,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	B+	17,128,636
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	B+	1,054,450
3,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit	6/21 at 100.00	A2	3,777,095
	Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%,
	6/01/26 – AGM Insured
5,785	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	A1	6,175,603
	5.250%, 12/01/40
9,285	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	No Opt. Call	AA	10,182,860
	5.250%, 12/01/49
1,985	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/23 at 100.00	A	2,245,829
	Refunding Series 2013B, 5.000%, 1/01/26
13,100	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	A2	14,164,637
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	BBB–	27,899,111
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	BBB–	26,941,315
22,670	0.000%, 1/01/25 – FGIC Insured	No Opt. Call	BBB–	15,913,887
10,565	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB–	10,595,638
	(WI/DD, Settling 2/01/17)
5,540	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	BBB–	5,681,935
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	Ba1	5,080,300
5,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City	12/23 at 100.00	A+	5,284,450
	Colleges, Series 2013, 5.250%, 12/01/43
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aa2	4,441,307
	Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured
2,575	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	A3	2,277,845
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured
3,615	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	N/R (5)	3,380,567
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured (ETM)
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A:
3,500	5.250%, 11/15/22	11/20 at 100.00	A2	3,844,750
12,425	5.250%, 11/15/33	11/20 at 100.00	A2	13,167,021
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	7,785,520
15,285	0.000%, 11/01/19	No Opt. Call	AAA	14,534,659
5,265	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/23 at 100.00	A	5,731,058
	Series 2002, 5.500%, 11/01/36
5,020	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	5,413,618
	5.000%, 6/01/42
4,200	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	BBB	4,352,838
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
8,750	5.000%, 9/01/39	9/24 at 100.00	BBB	9,062,287
11,030	5.000%, 9/01/42	9/24 at 100.00	BBB	11,366,305
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	Aa2	1,653,750
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	A+	2,090,660
	8/15/47 – AGC Insured (UB)
3,040	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A (5)	3,174,064
	5.500%, 2/01/40 (Pre-refunded 2/01/18) – AMBAC Insured
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	3/17 at 100.00	AA– (5)	1,759,100
	5.000%, 3/15/26 (Pre-refunded 3/15/17)
2,910	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa1	2,996,922
6,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A1	6,365,340
	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
11,165	5.000%, 12/01/40	6/26 at 100.00	A3	11,803,973
9,000	5.000%, 12/01/46	6/26 at 100.00	A3	9,472,500
3,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013,	No Opt. Call	Aa2	3,094,740
	4.000%, 8/15/33
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option	8/22 at 100.00	AA+	1,438,844
	Bond Trust 2015-XF0076, 15.840%, 8/15/43 (IF)
1,930	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	2,123,946
	6.000%, 5/15/39
3,460	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	N/R (5)	3,968,620
	6.000%, 5/15/39 (Pre-refunded 5/15/20)
1,970	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%,	11/17 at 100.00	A (5)	2,045,274
	11/15/37 (Pre-refunded 11/15/17)
8,540	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A,	11/25 at 100.00	A	9,167,092
	5.000%, 11/15/45
	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
3,500	5.000%, 2/15/32	2/27 at 100.00	BBB–	3,640,035
1,000	5.000%, 2/15/41	2/27 at 100.00	BBB–	1,007,040
27,135	4.000%, 2/15/41	2/27 at 100.00	BBB–	22,630,047
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
85	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	98,445
8,400	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB– (5)	9,756,264
2,215	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	2,521,157
	6.000%, 7/01/43
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B:
205	5.000%, 5/15/24 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	A2 (5)	215,529
2,995	5.000%, 5/15/24 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	A2 (5)	3,148,823
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Refunding Series 2008A:
2,250	6.000%, 8/15/23	8/18 at 100.00	BBB+	2,371,950
8,645	5.500%, 8/15/30	8/18 at 100.00	BBB+	8,934,262
4,135	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	4,342,990
	Refunding Series 2015C, 5.000%, 8/15/44
8,040	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	A2	9,162,464
	8/15/41 – AGM Insured
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center,
	Series 2011C:
1,000	5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA– (5)	1,155,340
2,500	5.500%, 8/15/41 (UB), (4)	2/21 at 100.00	AA–	2,888,350
15,510	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA–	16,722,882
	5.000%, 10/01/51
5,245	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Trust	7/17 at 100.00	AA–	5,428,680
	2015-XF0248, 8.612%, 7/01/46 (IF), (4)
4,930	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	4,944,100
	Refunding Series 2007A, 5.250%, 5/01/34
3,540	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	4/17 at 100.00	Baa3	3,543,717
	University Center Project, Series 2006B, 5.000%, 5/01/25
2,670	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series	No Opt. Call	AA (5)	2,761,261
	1993A, 6.250%, 4/01/18 – AGM Insured (ETM)
2,010	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	2,079,144
	Series 1993C, 6.000%, 4/01/18
5,000	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	BBB	4,986,750
1,750	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB	1,763,703
5,420	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/39	5/24 at 100.00	BBB	5,405,149
5,000	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/34	11/26 at 100.00	BBB	5,022,600
3,510	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/29	2/27 at 100.00	BBB	3,594,626
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 – AGM Insured	1/20 at 100.00	BBB	10,577,300
2,515	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	BBB	2,605,615
2,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	BBB	2,008,060
	Illinois State, General Obligation Bonds, Series 2012A:
2,500	5.000%, 3/01/25	3/22 at 100.00	BBB	2,576,050
4,500	5.000%, 3/01/27	3/22 at 100.00	BBB	4,590,540
1,620	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB	1,677,397
5,030	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,537,175
	5.000%, 1/01/38
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
8,000	5.000%, 1/01/38	1/24 at 100.00	AA–	8,798,320
6,500	5.000%, 1/01/39	1/24 at 100.00	AA–	7,152,860
10,040	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	11,060,164
	5.000%, 1/01/40
8,890	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	AA–	9,817,583
	5.000%, 1/01/40
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	AA–	1,565,014
	2015-XF0051, 16.057%, 1/01/38 (IF)
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	BBB	12,666,394
	FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	3,043,984
1,740	0.000%, 11/01/21 – AGM Insured	No Opt. Call	A2	1,527,442
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	A2	4,545,414
	Illinois, General Obligation Bonds, Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25, (8)	4/17 at 100.00	D	249,985
1,750	5.250%, 1/01/30, (8)	4/17 at 100.00	D	511,665
5,000	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	5,391,550
	5.250%, 1/01/39 – AGM Insured
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	A3	15,747,276
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	Aa2	2,644,783
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB–	5,411,150
	Series 2015A, 5.500%, 6/15/53
15,585	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	BBB–	16,130,787
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
33,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BBB–	7,616,730
5,355	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BBB–	1,170,335
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Refunding Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	BBB–	9,007,268
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	BBB–	14,591,873
5,010	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	BBB–	4,219,021
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BBB–	19,209,195
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BBB–	9,676,747
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	BBB–	5,739,591
	Project, Refunding Series 1998A, 5.500%, 12/15/23 – FGIC Insured
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	BBB– (5)	6,001,807
	Project, Refunding Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)
2,330	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	BBB–	2,350,714
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,500	0.000%, 6/15/25 – NPFG Insured (7)	6/22 at 101.00	BBB–	7,180,680
8,000	0.000%, 6/15/26 – NPFG Insured (7)	6/22 at 101.00	BBB–	8,747,600
5,725	0.000%, 6/15/27 – NPFG Insured (7)	6/22 at 101.00	BBB–	6,228,514
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	BBB–	1,997,334
28,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BBB–	11,015,200
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BBB–	1,202,907
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BBB–	3,981,928
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 100.00	BBB–	5,067,850
	Project, Series 2012B, 5.000%, 6/15/52 (UB), (4)
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AA+ (5)	13,447,329
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Midlothian, Illinois, General Obligation Bonds, Series 2010A:
2,685	5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA	2,775,485
2,080	5.250%, 2/01/34 – AGM Insured	2/20 at 100.00	AA	2,165,363
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	Aa3	21,073,375
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured
2,300	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	Aa3	3,010,125
	Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured
4,125	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	AA	5,359,324
	Inc., Series 2013, 7.625%, 11/01/48
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,000	5.000%, 3/01/18	No Opt. Call	A3	2,078,820
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,541,578
7,000	5.000%, 3/01/31	3/25 at 100.00	A3	7,775,110
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series	5/20 at 100.00	AA	2,935,403
	2010A, 5.250%, 5/01/31 – AGM Insured
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A3	2,298,760
	6.250%, 10/01/38
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2	3,725,537
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
2,550	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	A3	2,157,249
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured
780	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	A3 (5)	691,704
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured (ETM)
1,895	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General	12/20 at 100.00	A2 (5)	2,301,875
	Obligation Bonds, Series 2011, 7.250%, 12/01/28 (Pre-refunded 12/01/20) – AGM Insured
871,340	Total Illinois			801,872,041
	Indiana – 4.1% (2.7% of Total Investments)
6,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University	10/24 at 100.00	A2	6,507,900
	Project, Series 2014, 5.000%, 10/01/44
7,910	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health	11/19 at 100.00	Aa3	8,539,082
	Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project,
	Series 2012A:
5,000	4.000%, 5/01/35	5/23 at 100.00	A	4,999,750
5,420	5.000%, 5/01/42	5/23 at 100.00	A	5,812,787
	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,
	Refunding 2015A:
3,400	5.000%, 12/01/40	6/25 at 100.00	AA–	3,786,512
1,875	4.000%, 12/01/40	6/25 at 100.00	AA–	1,889,475
1,500	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	Ba1	1,485,555
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
8,630	Indiana Finance Authority, Revenue Bonds, Community Foundation of Northwest Indiana Obligated	No Opt. Call	A+	9,096,193
	Group, Series 2012, 5.000%, 3/01/41
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A:
6,290	5.250%, 12/01/38	12/19 at 100.00	AA–	6,819,366
10,000	5.250%, 12/01/38 (UB), (4)	12/19 at 100.00	AA–	10,841,600
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA–	2,747,200
	5.000%, 12/01/37
11,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien	10/26 at 100.00	A	12,285,460
	Green Series 2016A, 5.000%, 10/01/41
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	A3	5,533,850
	2011B, 5.000%, 10/01/41
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/22 at 100.00	A2	5,525,600
	2012A, 5.000%, 10/01/37
13,215	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/24 at 100.00	A	14,677,900
	2014A, 5.000%, 10/01/44
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated	4/17 at 100.00	AA– (5)	4,336,114
	Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)
16,080	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A,	7/26 at 100.00	A+	17,823,394
	5.000%, 1/01/42
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2011A,	No Opt. Call	A+	3,295,260
	5.000%, 1/01/31
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
9,255	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	A	7,310,895
9,560	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	A	7,254,893
585	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	A2 (5)	633,333
	5.500%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A:
2,415	5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	A2	2,603,974
5,000	5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	A2	5,391,250
2,000	Michigan City School Building Corporation, Porter and LaPorte Counties, Indiana, First	7/17 at 100.00	A3 (5)	2,038,400
	Mortgage Bonds, Series 2007, 5.000%, 1/15/25 (Pre-refunded 7/15/17) – NPFG Insured
4,300	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	4,467,485
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
500	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007, 5.800%,	9/17 at 100.00	N/R (5)	514,325
	9/01/47 (Pre-refunded 9/01/17)
1,580	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series	No Opt. Call	A2	1,145,516
	2005Z, 0.000%, 1/15/28 – AGM Insured
151,335	Total Indiana			157,363,069
	Iowa – 2.4% (1.5% of Total Investments)
4,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36	6/20 at 100.00	A2 (5)	4,498,000
	(Pre-refunded 6/15/20)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
2,690	5.000%, 12/01/19	No Opt. Call	B–	2,703,988
7,255	5.500%, 12/01/22	12/18 at 100.00	B–	7,296,281
16,130	5.250%, 12/01/25	12/23 at 100.00	B–	16,151,775
2,310	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	6/18 at 105.00	B	2,340,885
	Project, Series 2016, 5.875%, 12/01/26
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
13,950	5.375%, 6/01/38	4/17 at 100.00	B2	13,418,226
12,830	5.500%, 6/01/42	4/17 at 100.00	B2	12,510,661
5,675	5.625%, 6/01/46	4/17 at 100.00	B2	5,571,374
16,100	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B2	16,099,517
	5.600%, 6/01/34
	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016:
2,700	5.000%, 12/01/36	12/26 at 100.00	BBB+	2,935,899
6,000	5.000%, 12/01/41	12/26 at 100.00	BBB+	6,473,400
89,640	Total Iowa			90,000,006
	Kansas – 0.2% (0.1% of Total Investments)
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health	11/22 at 100.00	A2	2,125,680
	Care Inc., Series 2013J, 5.000%, 11/15/38
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	3,390,930
	Obligated Group, Series 2012A, 5.000%, 11/15/28
2,740	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	4/17 at 100.00	BB+	2,740,795
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
7,740	Total Kansas			8,257,405
	Kentucky – 1.5% (0.9% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	A3	3,907,281
	Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured
4,300	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa3	4,695,213
	Medical Health System, Series 2010A, 6.500%, 3/01/45
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A3	2,078,860
	System Obligated Group, Series 2011, 5.000%, 8/15/42
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	A3	1,045,820
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project
	Series 2007A:
1,100	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	A3 (5)	1,126,752
3,900	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	A3 (5)	3,994,848
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
5,000	0.000%, 7/01/43 (7)	7/31 at 100.00	Baa3	4,045,350
8,610	0.000%, 7/01/46 (7)	7/31 at 100.00	Baa3	6,995,022
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
2,655	5.750%, 7/01/49	7/23 at 100.00	Baa3	2,909,269
430	6.000%, 7/01/53	7/23 at 100.00	Baa3	481,054
4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	A	5,097,630
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31
2,980	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health	6/22 at 100.00	A–	3,126,080
	Initiatives, Series 2012A, 5.000%, 12/01/35
9,635	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health	6/22 at 100.00	N/R (5)	11,222,752
	Initiatives, Series 2012A, 5.000%, 12/01/35 (Pre-refunded 6/01/22)
4,330	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Refunding Series 2013B,	1/20 at 100.00	A2	4,706,450
	5.000%, 1/01/23 – AGM Insured
56,580	Total Kentucky			55,432,381
	Louisiana – 2.0% (1.3% of Total Investments)
8,210	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	8,754,241
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
670	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	A2 (5)	782,031
	Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21) – AGM Insured
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA	5,529,150
	Inc. Housing & Parking Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
1,695	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship	7/26 at 100.00	A3	1,847,686
	Properties LLC – Louisiana State University Nicolson Gateway Project, Series 2016A,
	5.000%, 7/01/46
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Refunding Series 2016:
2,350	4.000%, 5/15/35	5/26 at 100.00	Baa1	2,328,803
3,430	4.000%, 5/15/41	5/26 at 100.00	Baa1	3,331,113
2,000	5.000%, 5/15/47	5/26 at 100.00	Baa1	2,114,000
1,960	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	1,976,190
	Series 2007A, 5.500%, 5/15/47
745	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (5)	754,998
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1 (5)	6,975,325
	Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)
13,590	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A3	14,801,005
	5.000%, 7/01/36
5,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B,	5/20 at 100.00	Aa3	5,429,000
	5.000%, 5/01/45
12,000	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015A,	1/25 at 100.00	A–	13,053,120
	5.000%, 1/01/45
6,280	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A–	6,875,846
1,355	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A–	1,493,075
70,035	Total Louisiana			76,045,583
	Maine – 0.4% (0.3% of Total Investments)
7,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa3	7,018,760
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
6,300	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/26 at 100.00	Baa3	6,375,222
	Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/41
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	Ba2	1,139,082
	Center, Series 2011, 6.750%, 7/01/41
14,350	Total Maine			14,533,064
	Maryland – 0.4% (0.2% of Total Investments)
3,730	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	4/17 at 100.00	BB	3,738,020
	9/01/26 – SYNCORA GTY Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	1,128,620
	Center, Series 2011, 6.250%, 7/01/31
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/22 at 100.00	A–	3,794,630
	Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
2,575	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County	1/18 at 100.00	BBB (5)	2,694,583
	Hospital, Series 2008, 6.000%, 1/01/28 (Pre-refunded 1/01/18)
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015,	6/25 at 100.00	AA–	2,215,120
	5.000%, 12/01/44
12,805	Total Maryland			13,570,973
	Massachusetts – 2.6% (1.7% of Total Investments)
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A:
970	5.250%, 7/01/34 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (5)	1,028,404
2,385	5.250%, 7/01/34 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	2,528,601
5,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	Aa2	6,006,055
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
14,375	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A3	15,531,181
	Refunding Senior Lien Series 2010B, 5.000%, 1/01/37
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A–	1,379,513
	Obligated Group, Series 2013, 5.250%, 11/15/41
1,430	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds,	11/17 at 100.00	BB–	1,434,719
	Covanta Energy Project, Series 2012B, 4.875%, 11/01/42
930	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green	No Opt. Call	BBB	971,524
	Bonds, Series 2015D, 5.000%, 7/01/44
4,100	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue,	12/26 at 100.00	A	4,489,787
	Series 2016N, 5.000%, 12/01/46
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
8,800	5.000%, 1/01/45	1/25 at 100.00	Baa2	9,221,344
2,070	4.500%, 1/01/45	1/25 at 100.00	Baa2	2,076,769
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A2	3,006,693
	5.000%, 11/01/43
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University,
	Series 2015:
1,380	5.000%, 9/01/40	9/25 at 100.00	BBB	1,488,744
1,545	5.000%, 9/01/45	9/25 at 100.00	BBB	1,660,906
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A+	3,900,630
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
4,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA–	4,834,620
	System, Series 2010J-1, 5.000%, 7/01/39
3,335	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA–	4,101,083
	System, Tender Option Trust 2015-XF0047, 12.429%, 7/01/34 (IF)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A– (5)	528,865
	Series 2008E-1 &2, 5.125%, 7/01/38 (Pre-refunded 7/01/18)
1,800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye	7/20 at 100.00	BBB–	1,919,700
	and Ear Infirmary, Series 2010C, 5.375%, 7/01/35
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A3	973,503
	5.125%, 7/01/41
6,840	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	Aa2	7,676,737
	2013A, 5.000%, 5/15/43
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A:
3,235	5.000%, 8/15/37 (Pre-refunded 8/15/17) – AMBAC Insured	8/17 at 100.00	Aa2 (5)	3,309,114
15	5.000%, 8/15/37 (Pre-refunded 8/15/17) – AMBAC Insured	8/17 at 100.00	Aa2 (5)	15,344
3,335	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond	8/17 at 100.00	Aa2	3,564,081
	Trust 2015-XF2187, 12.219%, 8/15/37 – AGM Insured (IF), (4)
7,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond	8/22 at 100.00	Aa2	9,891,150
	Trust 2016-XF2223, 8.612%, 8/15/24 (IF)
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	8,916,743
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
500	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series	11/20 at 100.00	A3	553,565
	2010B, 5.000%, 11/15/30 – AGC Insured
90,945	Total Massachusetts			101,009,375
	Michigan – 4.5% (2.9% of Total Investments)
5,335	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	5,759,079
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A3	3,339,626
	7/01/29 – FGIC Insured
10,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A–	10,663,700
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	6,883,582
7,955	0.000%, 12/01/22	No Opt. Call	AAA	6,923,793
8,260	0.000%, 12/01/23	No Opt. Call	AAA	6,965,906
8,575	0.000%, 12/01/24	No Opt. Call	AAA	7,013,578
10,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien	7/26 at 100.00	A–	10,992,000
	Series 2016C, 5.000%, 7/01/35
27,960	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2016A,	7/26 at 100.00	A–	30,317,867
	5.000%, 7/01/46
895	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	958,447
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
1,105	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2 (5)	1,242,042
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 (Pre-refunded 5/15/20) – AGM Insured
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A2	443,540
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan
	Series 2014D-1, 5.000%, 7/01/37 – AGM Insured
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/22 at 100.00	A–	1,381,575
	Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44
9,965	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA–	11,174,253
	5.000%, 12/01/39
35	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	N/R (5)	40,483
	5.000%, 12/01/39 (Pre-refunded 12/01/21)
3,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015,	6/22 at 100.00	AA–	3,359,490
	5.000%, 12/01/31
9,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group,	11/26 at 100.00	Aa2	9,086,850
	Refunding and Project Series 2010F-6, 4.000%, 11/15/47
1,315	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	BBB	1,379,711
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
17,000	5.000%, 4/15/31	10/25 at 100.00	A+	19,266,780
1,615	5.000%, 4/15/38	10/25 at 100.00	A+	1,786,416
11,345	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A3 (5)	12,702,429
	Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA–	2,130,060
	2009C, 5.000%, 12/01/48
4,575	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	B2	4,603,136
	Series 2008A, 6.875%, 6/01/42
5,780	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	No Opt. Call	A1	6,318,291
2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	8/19 at 100.00	A1 (5)	2,809,650
	Hospital Obligated Group, Refunding Series 2009W, 6.375%, 8/01/29 (Pre-refunded 8/01/19)
2,300	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	2,556,979
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
2,200	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/25 at 100.00	A–	2,391,246
	Airport, Series 2015D, 5.000%, 12/01/45
164,910	Total Michigan			172,490,509
	Minnesota – 1.0% (0.6% of Total Investments)
285	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory	8/26 at 100.00	BB+	241,224
	Academy, Refunding Series 2016A, 4.000%, 8/01/36
4,005	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series	10/24 at 102.00	N/R	3,913,125
	2016, 5.000%, 10/01/41
2,130	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker	8/22 at 100.00	N/R	1,991,678
	Highview Hills LLC Project, Refunding Series 2016A, 3.500%, 8/01/25
5,000	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital	5/17 at 100.00	Baa1	5,032,750
	Corporation, Series 2007, 5.250%, 5/01/37
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,
	Senior Lien Series 2016C:
3,500	5.000%, 1/01/41	1/27 at 100.00	AA–	3,996,475
5,000	5.000%, 1/01/46	1/27 at 100.00	AA–	5,686,550
	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A:
1,000	5.000%, 12/01/42 (WI/DD, Settling 2/15/17)	12/26 at 100.00	Aa3	1,140,340
1,355	5.000%, 12/01/47 (WI/DD, Settling 2/15/17)	12/26 at 100.00	Aa3	1,539,199
4,230	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,	9/24 at 102.00	BBB–	3,746,638
	Nova Classical Academy, Series 2016A, 4.125%, 9/01/47
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast
	Inc., Series 2015A:
580	5.000%, 11/15/21	No Opt. Call	BB+	651,172
550	5.250%, 11/15/35	11/20 at 100.00	BB+	584,045
3,595	5.000%, 11/15/40	11/25 at 100.00	BB+	3,817,890
4,315	5.000%, 11/15/44	11/25 at 100.00	BB+	4,566,262
35,545	Total Minnesota			36,907,348
	Mississippi – 0.4% (0.2% of Total Investments)
9,705	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/17 at 100.00	Baa3	9,753,331
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
3,855	Mississippi State, General Obligation Bonds, Refunding Series 2006D, 5.000%, 11/01/21	11/17 at 100.00	AA (5)	3,975,276
	(Pre-refunded 11/01/17) – NPFG Insured
13,560	Total Mississippi			13,728,607
	Missouri – 2.0% (1.3% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	Aa3	2,848,231
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
2,470	4.000%, 8/01/33	8/26 at 100.00	Baa1	2,455,254
4,590	5.000%, 8/01/35	8/26 at 100.00	Baa1	4,919,837
5,140	4.000%, 8/01/38	8/26 at 100.00	Baa1	4,967,090
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	5,744,772
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	A1	2,972,300
1,500	Kansas City School District, Missouri, Certificates of Participation, Series 2016,	4/26 at 100.00	A	1,332,195
	3.000%, 4/01/32
550	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	No Opt. Call	A3	585,613
	Project, Series 2005A, 6.000%, 6/01/20
	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint
	Luke’s Health System, Inc., Series 2016:
1,000	4.000%, 11/15/33	5/26 at 100.00	A+	1,015,480
1,350	5.000%, 11/15/35	5/26 at 100.00	A+	1,482,368
1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	6/27 at 100.00	A1	1,534,834
	Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/42 (WI/DD,
	Settling 2/02/17)
11,985	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB	12,949,073
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
17,300	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	18,573,799
	CoxHealth, Series 2013A, 5.000%, 11/15/48
1,100	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services	2/26 at 100.00	BBB+	1,146,123
	Projects, Series 2016A, 5.000%, 2/01/36
7,085	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue	6/26 at 100.00	A2	7,841,395
	Bonds, Refunding Series 2016A, 5.000%, 12/01/40
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation,
	Refunding Series 2016C:
1,675	4.000%, 12/01/31	12/25 at 100.00	AA	1,725,351
2,535	5.000%, 12/01/32	12/25 at 100.00	AA	2,856,565
220	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	245,276
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
75,635	Total Missouri			75,195,556
	Montana – 0.1% (0.0% of Total Investments)
2,000	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefit Health System Obligated	2/27 at 100.00	A–	2,214,560
	Group, Refunding Series 2016, 5.000%, 2/15/41
	Nebraska – 1.2% (0.8% of Total Investments)
2,620	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	BBB+	2,782,178
	5.000%, 9/01/42
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
700	5.000%, 11/01/45	11/25 at 100.00	A–	749,077
1,400	5.000%, 11/01/48	11/25 at 100.00	A–	1,496,460
2,280	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	2,418,100
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37	9/22 at 100.00	AA	4,506,160
5,110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series	10/26 at 100.00	A	5,694,022
	2016A, 5.000%, 4/01/38
5,290	Nebraska Public Power District, General Revenue Bonds, Refunding Series 2007B, 4.650%, 1/01/32	7/17 at 100.00	AA (5)	5,375,381
	(Pre-refunded 7/01/17) – AGM Insured
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	A2	11,720,277
	5.000%, 2/01/35 – AMBAC Insured
10,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2012A,	2/22 at 100.00	AA	11,074,000
	5.000%, 2/01/42
43,090	Total Nebraska			45,815,655
	Nevada – 6.0% (3.9% of Total Investments)
3,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	7/19 at 100.00	Aa1 (5)	3,290,790
	5.250%, 7/01/38 (Pre-refunded 7/01/19)
3,540	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2010D, 5.000%, 7/01/24	No Opt. Call	AA–	3,868,866
2,600	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	A1	2,830,412
	AGM Insured
27,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	30,082,050
	Clark County, Nevada, General Obligation Bonds, Bond Bank Refunding Series 2009:
3,520	5.000%, 6/01/27	6/19 at 100.00	AA	3,795,018
3,695	5.000%, 6/01/28	6/19 at 100.00	AA	3,983,690
3,880	5.000%, 6/01/29	6/19 at 100.00	AA	4,168,323
	Clark County, Nevada, General Obligation Bonds, Transportation, Refunding Series 2010B:
4,915	5.000%, 7/01/25	1/20 at 100.00	AA	5,378,976
4,160	5.000%, 7/01/26	1/20 at 100.00	AA	4,548,960
	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran
	International Airport, Series 2010A:
12,265	5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	A1	13,283,363
35,860	5.250%, 7/01/42	1/20 at 100.00	A+	38,816,298
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada,
	Refunding Series 2016:
2,300	4.000%, 9/01/26	No Opt. Call	N/R	2,297,631
1,525	4.000%, 9/01/27	9/26 at 100.00	N/R	1,503,726
2,660	4.000%, 9/01/29	9/26 at 100.00	N/R	2,584,243
2,920	4.000%, 9/01/30	9/26 at 100.00	N/R	2,817,362
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C,	6/21 at 100.00	AA	11,060,500
	5.000%, 6/01/38
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/32	12/24 at 100.00	AA	5,749,750
10,000	5.000%, 6/01/33	12/24 at 100.00	AA	11,454,200
7,170	5.000%, 6/01/39	12/24 at 100.00	Aa1	8,100,092
11,915	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2015,	12/24 at 100.00	AA	13,460,614
	5.000%, 6/01/39 (UB)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Tender Option Bond
	Trust 2015-XF0233:
1,000	16.264%, 6/01/39 (IF)	12/24 at 100.00	AA	1,518,880
1,250	16.163%, 6/01/39 (IF)	12/24 at 100.00	AA	1,898,600
1,250	16.163%, 6/01/39 (IF)	12/24 at 100.00	AA	1,898,600
2,500	16.163%, 6/01/39 (IF)	12/24 at 100.00	AA	3,797,200
3,995	16.154%, 6/01/39 (IF)	12/24 at 100.00	AA	6,066,607
4,100	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA	4,567,482
	5.000%, 6/01/42
3,760	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/24 at 49.90	A3	1,298,178
5,380	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%,	7/17 at 100.00	A3 (5)	5,480,283
	7/01/31 (Pre-refunded 7/01/17)
20,000	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%,	7/17 at 100.00	A3	20,373,600
	7/01/31 – BHAC Insured (UB), (4)
8,540	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	9,440,628
	Refunding Series 2011, 5.000%, 7/01/32
209,700	Total Nevada			229,414,922
	New Hampshire – 0.2% (0.2% of Total Investments)
8,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB (5)	9,013,920
	Issue, Series 2009A, 6.125%, 10/01/39 (Pre-refunded 10/01/19)
	New Jersey – 6.6% (4.3% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
2,675	5.000%, 7/01/22 – NPFG Insured	4/17 at 100.00	A3	2,739,307
4,445	5.000%, 7/01/23 – NPFG Insured	4/17 at 100.00	A3	4,551,858
1,200	5.000%, 7/01/29 – NPFG Insured	4/17 at 100.00	A3	1,228,848
6,050	5.250%, 7/01/33 – NPFG Insured	4/17 at 100.00	A3	6,207,179
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Refunding Series 2011GG:
4,000	5.000%, 9/01/22	3/21 at 100.00	BBB+	4,164,440
6,975	5.000%, 9/01/24	3/21 at 100.00	BBB+	7,188,226
3,300	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/23 at 100.00	BBB+	3,426,357
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/25
20,890	New Jersey Economic Development Authority, School Facilities Construction Financing Program	12/26 at 100.00	BBB+	22,309,684
	Bonds, Refunding Series 2016BBB, 5.500%, 6/15/30
2,020	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	2,079,247
	University Hospital, Series 2007, 5.750%, 7/01/37
720	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A+	806,926
	University Hospital, Series 2013A, 5.500%, 7/01/43
10,970	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health	7/26 at 100.00	A+	11,940,077
	Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	BBB	741,669
	Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes,
	Series 2016A-1:
3,050	5.000%, 6/15/28	6/26 at 100.00	A3	3,255,234
7,795	5.000%, 6/15/29	6/26 at 100.00	A3	8,271,976
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital
	Appreciation Series 2010A:
5,000	0.000%, 12/15/26	No Opt. Call	BBB+	3,130,000
16,495	0.000%, 12/15/33	No Opt. Call	BBB+	6,785,053
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	BBB+	3,663,140
	2006A, 5.250%, 12/15/20
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
1,815	0.000%, 12/15/26 – AMBAC Insured	No Opt. Call	AA+	1,332,882
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A3	5,246,900
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	A–	17,139,900
45,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB+	17,833,950
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB+	3,744,300
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C,	No Opt. Call	A–	4,800,735
	5.500%, 12/15/18 – AGM Insured
10,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A2	10,757,040
	5.000%, 12/15/34 – AMBAC Insured
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	BBB+	5,321,000
	5.000%, 12/15/23
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	6/21 at 100.00	BBB+	2,420,326
	5.500%, 6/15/31
6,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A,	No Opt. Call	BBB+	6,381,376
	5.000%, 6/15/42
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA:
5,500	5.000%, 6/15/29	6/23 at 100.00	BBB+	5,630,295
7,500	5.500%, 6/15/39	6/23 at 100.00	BBB+	7,805,700
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	BBB+	4,041,492
	4.750%, 6/15/38
14,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	A2	16,935,380
	AGM Insured
5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009H, 5.000%, 1/01/36	1/19 at 100.00	A2	5,294,200
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057,	7/22 at 100.00	A	1,833,268
	15.195%, 1/01/43 (IF), (4)
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aa3	2,288,610
	9/01/25 – NPFG Insured
	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L:
2,000	5.000%, 5/01/38	5/23 at 100.00	A+	2,238,420
910	5.000%, 5/01/43	5/23 at 100.00	A+	1,013,531
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,415	4.500%, 6/01/23	6/17 at 100.00	BB	1,441,545
1,785	4.625%, 6/01/26	6/17 at 100.00	B+	1,791,283
14,255	5.000%, 6/01/29	6/17 at 100.00	B	13,947,377
14,425	4.750%, 6/01/34	6/17 at 100.00	B–	12,809,256
8,000	5.000%, 6/01/41	6/17 at 100.00	B–	7,200,240
316,535	Total New Jersey			251,738,227
	New Mexico – 0.1% (0.1% of Total Investments)
2,725	Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Refunding Series 2009,	5/19 at 100.00	A2	2,935,752
	5.000%, 5/15/21 – AGM Insured
	New York – 7.0% (4.5% of Total Investments)
9,880	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/27 at 100.00	BBB–	10,731,162
	Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,903,020
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45
510	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program,	7/17 at 100.00	N/R	511,387
	Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	3,347,520
	2011A, 5.000%, 10/01/41
7,435	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A2 (5)	8,453,818
	2010, 5.500%, 7/01/43 (Pre-refunded 7/01/20) – AGM Insured
12,830	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/25 at 100.00	A–	13,997,402
	2015A, 5.000%, 7/01/50
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/22 at 100.00	AA–	3,585,632
	2012A, 5.000%, 7/01/42
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/23 at 100.00	AA–	4,486,000
	2013A, 5.000%, 7/01/43
14,075	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/25 at 100.00	Aa1	15,943,456
	Purpose Series 2015B Group C, 5.000%, 2/15/36
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
3,400	5.750%, 2/15/47	2/21 at 100.00	A	3,852,574
10,115	5.250%, 2/15/47	2/21 at 100.00	A	11,193,158
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
4,330	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	4,362,995
13,150	4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A2	13,175,248
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,045	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A–	1,068,314
780	5.000%, 9/01/44	9/24 at 100.00	A–	856,222
7,240	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	7,726,962
	5.000%, 5/01/38
15,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	16,326,724
	5.000%, 9/01/42
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	A	2,906,500
	Series 2012F, 5.000%, 11/15/26
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	3,973,130
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/23 at 100.00	AA–	1,118,400
	Rochester Project, Series 2013A, 5.000%, 7/01/43
2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	2,370,711
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
4,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	4,783,944
	Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	8,035,067
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	Aa1	5,654,050
	Fiscal 2013 Series I, 5.000%, 5/01/38
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	2,363,129
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	4/17 at 100.00	AA–	10,039
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	4/17 at 100.00	AA	5,022
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
10	5.000%, 8/01/17	4/17 at 100.00	AA	10,035
80	5.750%, 8/01/18	4/17 at 100.00	AA	80,330
23,920	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	24,992,573
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
6,385	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A	7,276,218
	Center Project, Series 2011, 5.750%, 11/15/51
10,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	BBB+	11,970,200
	Series 2005, 5.250%, 10/01/35
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/22 at 100.00	AAA	5,941,296
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Tender Option Bond Trust 2016-XL0002, 12.472%, 6/15/26 (IF), (4)
50	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/17 at 100.00	A2	50,140
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
8,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series	1/26 at 100.00	A–	8,789,920
	2016A, 5.000%, 1/01/51 (UB), (4)
10,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/17 at 100.00	Aa1 (5)	10,052,500
	2007B, 5.000%, 3/15/37 (Pre-refunded 3/15/17)
2,105	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	N/R (5)	2,463,018
	Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	4,463,745
	Ninth Series 2013, 5.000%, 12/01/38
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB	9,468,526
3,710	6.000%, 12/01/42	12/20 at 100.00	BBB	4,180,242
9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	12,075,121
	Bonds, Tender Option Bond Trust 2016-XL0003, 6.785%, 11/15/21 (IF), (4)
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/25 at 100.00	AA–	5,627,250
	Series 2015A, 5.000%, 11/15/50
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2013A:
10,725	0.000%, 11/15/31	No Opt. Call	A+	6,335,794
1,105	0.000%, 11/15/32	No Opt. Call	A+	624,546
252,450	Total New York			267,143,040
	North Carolina – 1.3% (0.8% of Total Investments)
3,555	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust	7/20 at 100.00	AAA	4,641,408
	2016-XL0012, 12.536%, 7/01/38 (IF), (4)
1,775	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,981,326
	Bonds, Tender Option Bond Trust 2016-XG0005, 13.955%, 1/15/47 (IF), (4)
5,550	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA– (5)	5,765,118
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/39 (Pre-refunded 1/15/18)
1,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,097,020
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
9,485	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project,	10/25 at 100.00	AA+	10,653,362
	Series 2015B, 5.000%, 10/01/55 (UB), (4)
3,560	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/19 at 100.00	Aa2 (5)	3,872,461
	Health System, Series 2009A, 5.000%, 6/01/42 (Pre-refunded 6/01/19)
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	5,528,200
	Health System, Series 2012A, 5.000%, 6/01/42
1,455	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/22 at 100.00	A+	1,577,220
	Refunding Series 2012A, 5.000%, 6/01/36
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,
	Refunding Series 2012A:
3,300	5.000%, 10/01/31	10/22 at 100.00	A2	3,627,030
1,500	5.000%, 10/01/38	10/22 at 100.00	A2	1,633,170
	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s
	Health System, Series 2007:
1,495	4.500%, 10/01/31 (Pre-Refunded 10/01/17) (UB)	10/17 at 100.00	N/R (4)	1,531,583
2,505	4.500%, 10/01/31 (UB)	10/17 at 100.00	AA–	2,544,704
2,720	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds,	10/24 at 102.00	N/R	2,699,736
	Southminster Project, Refunding Series 2016, 5.000%, 10/01/37
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	BBB–	2,026,977
	5.750%, 1/01/39 – AGC Insured
44,800	Total North Carolina			49,179,315
	North Dakota – 0.4% (0.2% of Total Investments)
5,080	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/22 at 100.00	N/R (5)	5,754,014
	Project, Refunding Series 2012A, 4.500%, 7/01/32 (Pre-refunded 7/01/22)
	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011:
1,500	6.000%, 11/01/28	11/21 at 100.00	A+	1,752,735
3,910	6.250%, 11/01/31	11/21 at 100.00	A+	4,577,984
1,015	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	Baa1	1,075,626
	Group, Series 2012, 5.000%, 12/01/35
1,420	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	851,773
	Project, Series 2013, 7.750%, 9/01/38 (9)
12,925	Total North Dakota			14,012,132
	Ohio – 8.5% (5.5% of Total Investments)
6,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/26 at 100.00	Baa1	6,506,040
	Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.250%, 11/15/46
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	338,224
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
650	5.000%, 5/01/33	5/22 at 100.00	A2	706,752
860	4.000%, 5/01/33	5/22 at 100.00	A2	872,582
800	5.000%, 5/01/42	5/22 at 100.00	A2	860,632
6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Refunding & Improvement	11/24 at 100.00	A2	6,449,880
	Series 2015A, 5.000%, 11/01/43
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (5)	9,820,795
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A	616,099
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,570	5.375%, 6/01/24	6/17 at 100.00	Caa1	4,252,751
29,190	5.125%, 6/01/24	6/17 at 100.00	Caa1	26,582,749
9,665	5.875%, 6/01/30	6/17 at 100.00	Caa1	8,834,487
37,175	5.750%, 6/01/34	6/17 at 100.00	Caa1	33,904,715
8,590	6.000%, 6/01/42	6/17 at 100.00	B–	7,942,056
1,500	6.500%, 6/01/47	6/17 at 100.00	B–	1,477,755
22,450	5.875%, 6/01/47	6/17 at 100.00	B–	20,651,755
14,570	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	Caa1	13,886,376
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	A	6,593,640
	5.250%, 11/01/29
17,540	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds,	6/23 at 100.00	Aa3	19,362,406
	School Improvement Series 2014, 5.000%, 12/01/51
5,975	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	6,236,107
	Series 2013, 5.000%, 6/15/43
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	1,578,215
	Improvement Series 2012A, 5.000%, 11/01/42
6,345	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	Aa2	6,880,328
	5.000%, 11/15/41
10,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Series 2009,	4/19 at 100.00	A2	10,606,700
	5.500%, 4/01/39
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities, Refunding &
	Improvement Series 2016:
6,425	5.000%, 1/01/46	1/26 at 100.00	BBB–	6,470,682
3,000	5.000%, 1/01/51	1/26 at 100.00	BBB–	2,999,880
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien
	Series 2013A:
6,920	5.000%, 1/01/38	1/23 at 100.00	AA	7,637,396
14,850	5.000%, 1/01/38 (UB), (4)	1/23 at 100.00	Aa3	16,389,500
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 2016-XG0052:
875	15.852%, 1/01/38 (IF), (4)	1/23 at 100.00	AA	1,237,845
1,050	15.852%, 1/01/38 (IF), (4)	1/23 at 100.00	AA	1,485,414
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	2,665,756
	2011A, 6.000%, 11/15/41
6,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	A2	7,191,180
	Series 2007, 5.250%, 12/01/31 – AGM Insured
5,990	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	4/17 at 100.00	BBB+	6,002,699
	5.000%, 5/01/30
21,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding &	11/24 at 100.00	AA+	23,451,120
	Improvement Series 2014, 5.000%, 11/15/49
5,500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	Ba1	5,859,095
	Project, Series 2009E, 5.625%, 10/01/19
2,550	Ohio Higher Educational Facility Commission, Revenue Bonds, Case Western Reserve University	12/26 at 100.00	A1	2,856,790
	Project, Refunding Series 2016, 5.000%, 12/01/40
7,500	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group,	1/19 at 100.00	AA–	8,004,225
	Refunding Series 2009A, 5.500%, 1/01/39
19,515	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	21,358,582
	2013A-1, 5.000%, 2/15/48
7,550	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	6,765,932
	Convertible Series 2013A-3, 0.000%, 2/15/36 (7)
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
135	5.750%, 12/01/32	12/22 at 100.00	BB	147,293
130	6.000%, 12/01/42	12/22 at 100.00	BB	142,409
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds,	No Opt. Call	Aa3	5,021,045
	Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured
3,670	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	3,630,474
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45
318,820	Total Ohio			324,278,361
	Oklahoma – 0.2% (0.1% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA– (5)	1,782,183
	Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
2,600	5.000%, 2/15/37	2/17 at 100.00	A2	2,601,794
2,210	5.000%, 2/15/42	2/17 at 100.00	A2	2,211,459
6,485	Total Oklahoma			6,595,436
	Oregon – 0.9% (0.6% of Total Investments)
4,010	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles	1/26 at 100.00	A2	4,358,268
	Health System, Inc., Series 2016A, 5.000%, 1/01/48
7,420	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Refunding Series 2016A,	6/26 at 100.00	A1	8,059,085
	5.000%, 6/01/46
8,500	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A,	10/26 at 100.00	BBB+	9,140,135
	5.000%, 10/01/35
1,500	Oregon Health and Science University, Revenue Bonds, Series 2012E, 5.000%, 7/01/32	No Opt. Call	AA–	1,669,545
8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series	11/23 at 100.00	Aa1	10,162,070
	2013A, 5.000%, 11/15/38
30,320	Total Oregon			33,389,103
	Pennsylvania – 4.9% (3.2% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of
	Pittsburgh Medical Center, Series 2009A:
1,250	5.500%, 8/15/34	8/19 at 100.00	A+	1,354,850
3,000	5.625%, 8/15/39	8/19 at 100.00	A+	3,256,980
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue
	Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	A2	2,739,031
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	A2	2,636,406
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	A2	2,550,730
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	A2	2,370,099
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	A2	3,058,761
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	A2	1,935,640
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	A2	2,033,130
500	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane	3/17 at 100.00	BBB– (5)	502,395
	Charter School, Series 2007A, 5.000%, 3/15/37 (Pre-refunded 3/15/17)
7,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	Aa3	7,521,430
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
2,150	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A2	2,305,553
	System Project, Series 2012A, 5.000%, 6/01/42
1,880	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	7/17 at 100.00	Ba1	1,886,148
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A2	3,800,160
	5.000%, 1/01/40 – AGM Insured
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A1	1,270,091
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
4,000	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2011A, 4.625%,	12/21 at 100.00	A2	4,154,120
	12/01/44 – AGM Insured
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,
	Capital Appreciation Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	2,527,974
5,180	0.000%, 12/01/32	No Opt. Call	A	2,803,623
9,270	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	10,207,660
	Series 2013A, 5.125%, 12/01/47
1,040	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	N/R (5)	1,180,650
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,	1/25 at 100.00	Baa2	5,272,250
	Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
631	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	4/17 at 100.00	N/R	251,755
	Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23, PIK, (9)
61	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	4/17 at 100.00	N/R	24,564
	Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23, PIK, (4)
1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/22 at 100.00	Ba1	1,479,034
	Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1,
	4.000%, 11/01/32
5,725	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	A2	6,390,875
	Bonds, Series 2010A, 5.500%, 12/01/34
1,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	N/R (5)	1,438,663
	Bonds, Series 2010A, 5.500%, 12/01/34 (Pre-refunded 12/01/20)
2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	A2	2,166,460
	Revenue, Series 2011B, 5.000%, 12/01/41
3,115	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/22 at 100.00	A2	3,433,727
	Revenue, Series 2013A, 5.000%, 12/01/36
16,805	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	19,800,659
	0.000%, 12/01/38 (7)
4,105	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series	6/26 at 100.00	A3	4,445,181
	2016B-2, 5.000%, 6/01/39
2,620	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	2,876,603
11,915	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/46	6/26 at 100.00	A1	13,117,581
19,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%,	6/26 at 100.00	A2	23,883,667
	6/01/33 – AGM Insured
26,765	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (5)	29,815,139
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
505	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	Ba1	539,421
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A– (5)	1,672,295
	(Pre-refunded 8/01/20)
3,410	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	No Opt. Call	A1 (5)	4,184,445
	8/01/27 – AMBAC Insured (ETM)
3,415	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	A1	3,731,297
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31	12/21 at 100.00	AA (5)	1,313,696
	(Pre-refunded 12/01/21) – AGM Insured
1,930	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	BB+	1,835,662
	Series 2012B, 4.000%, 1/01/33
179,537	Total Pennsylvania			187,768,405
	Puerto Rico – 0.7% (0.5% of Total Investments)
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%,	4/17 at 100.00	C	632,263
	7/01/25 – NPFG Insured
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 –	No Opt. Call	C	1,061,700
	NPFG Insured
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%,	No Opt. Call	A3	1,382,830
	7/01/23 – NPFG Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	CC	1,033,750
	7/01/31 – AMBAC Insured
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	4/17 at 100.00	A2	4,424,313
	4.500%, 12/01/23
5,880	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	C	6,047,639
	2010C, 5.125%, 8/01/42 – AGM Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
25,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	C	3,860,000
64,335	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	C	7,009,298
1,190	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3	1,213,205
	5.500%, 7/01/17 – NPFG Insured
104,635	Total Puerto Rico			26,664,998
	Rhode Island – 0.7% (0.5% of Total Investments)
9,500	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue	9/17 at 100.00	AA+	9,707,290
	Bonds, Brown University, Refunding Series 2007, 5.000%, 9/01/37
1,315	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/26 at 100.00	BBB+	1,383,761
	Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39
202,100	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/17 at 12.63	CCC+	15,323,222
	Series 2007A, 0.000%, 6/01/52
212,915	Total Rhode Island			26,414,273
	South Carolina – 3.1% (2.0% of Total Investments)
6,820	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds,	5/26 at 100.00	A1	7,391,993
	Lexington Medical Center, Series 2016, 5.000%, 11/01/46
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	15,996,175
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	8,762,569
4,610	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016, 5.000%, 1/01/47	1/26 at 100.00	A3	5,065,191
375	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	BBB+	437,599
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
10,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	A1	10,820,100
	Improvement Series 2015A, 5.000%, 12/01/55
9,850	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	A1	10,868,392
	2014C, 5.000%, 12/01/46
6,790	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	A1	7,561,344
	5.125%, 12/01/43
17,240	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	A1	19,452,237
	5.500%, 12/01/54
20,035	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E,	12/25 at 100.00	A1	21,991,618
	5.250%, 12/01/55
4,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A,	10/19 at 100.00	A	5,225,904
	5.250%, 10/01/40
4,500	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue	4/22 at 100.00	A2	4,883,130
	Refunding Bonds, Series 2012A, 5.000%, 4/15/32
127,395	Total South Carolina			118,456,252
	South Dakota – 0.5% (0.3% of Total Investments)
8,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health System,	7/24 at 100.00	A1	9,512,096
	Series 2014, 5.000%, 7/01/44
1,510	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	1,615,911
	Series 2014B, 5.000%, 11/01/44
8,260	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	8,914,935
	Series 2015, 5.000%, 11/01/45
18,570	Total South Dakota			20,042,942
	Tennessee – 1.2% (0.8% of Total Investments)
10,670	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	BBB+	11,120,594
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
2,470	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/19 at 100.00	A2	2,693,239
	Health System, Refunding Series 2004, 5.000%, 10/01/22 – AGM Insured
770	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/19 at 100.00	A2 (5)	845,060
	Health System, Refunding Series 2004, 5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured
2,065	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	8/22 at 100.00	BBB+	2,178,203
	Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42
200	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	Baa1 (5)	200,000
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds,
	University Health System, Inc., Series 2016:
5,000	5.000%, 9/01/36	9/26 at 100.00	BBB+	5,378,100
1,000	5.000%, 9/01/47	9/26 at 100.00	BBB+	1,064,170
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds,
	University Health System, Inc., Series 2017:
445	5.000%, 4/01/31 (WI/DD, Settling 2/07/17)	4/27 at 100.00	BBB+	491,182
1,745	5.000%, 4/01/36 (WI/DD, Settling 2/07/17)	4/27 at 100.00	BBB+	1,877,236
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,
	Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
1,160	5.000%, 10/01/41	10/26 at 100.00	BBB	1,259,934
2,055	5.000%, 10/01/45	10/26 at 100.00	BBB	2,225,154
11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	7/26 at 100.00	A3	11,972,730
	Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	6,312,960
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
44,580	Total Tennessee			47,618,562
	Texas – 12.7% (8.2% of Total Investments)
14,615	Austin, Texas, Electric Utility System Revenue Bonds, Series 2015A, 5.000%, 11/15/45 (UB), (4)	11/25 at 100.00	AA–	16,378,007
3,035	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	A–	3,248,937
	AGM Insured
1,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A2	1,014,380
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,768,525
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	A3	587,260
	2002, 0.000%, 8/15/32 – FGIC Insured
1,330	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A,	1/23 at 100.00	Baa2	1,403,722
	5.000%, 1/01/43
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
2,080	5.750%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (5)	2,408,141
1,000	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (5)	1,167,210
6,940	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (5)	8,166,090
7,750	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	Baa2	8,321,873
	5.000%, 1/01/45
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education
	Charter School, Series 2013A:
1,925	4.350%, 12/01/42	12/22 at 100.00	BBB–	1,849,771
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB–	957,630
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	2,194,250
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 4.375%, 10/01/32	10/17 at 100.00	AA+ (5)	10,236,100
	(Pre-refunded 10/01/17) – AMBAC Insured (UB)
6,340	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A	6,889,171
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	166,640
	5.250%, 9/01/44
1,500	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2011,	8/20 at 100.00	A	1,645,350
	5.250%, 8/15/33
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien
	Series 2013B:
16,920	5.000%, 4/01/53	10/23 at 100.00	AA+	18,670,543
15,000	5.000%, 4/01/53 (UB)	10/23 at 100.00	AA–	16,551,900
6,610	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA–	9,346,210
	Trust 2015-XF0228, 16.268%, 4/01/53 (IF)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston
	Methodist Hospital System, Series 2015:
2,320	5.000%, 12/01/45	6/25 at 100.00	AA	2,518,870
2,845	4.000%, 12/01/45	6/25 at 100.00	AA	2,866,963
4,040	Harris County, Texas, Toll Road Revenue Bonds, Subordinate Lien Unlimited Tax Tender Options	No Opt. Call	AAA	7,019,540
	Bond Trust 2015-XF2184, 12.957%, 8/15/28 – AGM Insured (IF), (4)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding
	Senior Lien Series 2014A:
1,195	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	397,577
2,390	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	756,913
2,660	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	798,479
7,260	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	2,073,674
10,440	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	2,825,377
7,165	0.000%, 11/15/49 – AGM Insured	11/31 at 41.91	A2	1,571,929
3,000	0.000%, 11/15/52 – AGM Insured	11/31 at 35.81	A2	558,420
3,885	Houston Independent School District Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	AA	3,704,930
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured
4,930	Houston, Texas, Airport System Revenue Bonds, Refunding Senior Lien Series 2009A,	7/18 at 100.00	AA–	5,201,446
	5.500%, 7/01/39
5,500	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2007B, 5.000%,	7/17 at 100.00	A3	5,591,355
	7/01/25 – NPFG Insured
4,550	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B,	7/22 at 100.00	A	5,078,847
	5.000%, 7/01/31
990	Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series 2000B, 5.450%, 7/01/24 –	No Opt. Call	A	1,151,538
	AGM Insured
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A,	No Opt. Call	AA	2,260,500
	5.250%, 11/15/30
6,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	6,693,300
	5.000%, 11/15/40
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
1,495	0.000%, 9/01/23 – AGM Insured	No Opt. Call	A2	1,223,433
10,850	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A–	8,045,275
1,715	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A–	909,070
2,870	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	3,155,307
	Refunding Series 2012A, 5.000%, 8/01/46
3,035	Irving Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding	No Opt. Call	AAA	3,034,302
	Series 2015A, 0.000%, 2/15/17
2,340	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2011, 5.000%,	3/21 at 100.00	A1	2,582,494
	3/01/41 – AGM Insured
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation
	Bonds, Refunding Series 2015A:
2,725	5.000%, 8/15/40	8/25 at 100.00	AAA	3,086,744
4,000	4.000%, 8/15/41	8/25 at 100.00	AAA	4,125,600
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation
	Bonds, Series 2008:
195	0.000%, 8/15/39	8/17 at 27.35	AAA	52,812
780	0.000%, 8/15/41	8/17 at 24.20	AAA	186,748
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation
	Bonds, Series 2008:
4,805	0.000%, 8/15/39 (Pre-refunded 8/15/17)	8/17 at 27.35	N/R (5)	1,305,855
19,020	0.000%, 8/15/41 (Pre-refunded 8/15/17)	8/17 at 24.20	N/R (5)	4,572,979
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB	3,248,550
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
3,305	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/25 at 100.00	A	3,646,340
	Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45
6,500	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/26 at 100.00	A	7,234,435
	Services Corporation Project, Refunding Series 2016, 5.000%, 5/15/46
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,780	5.750%, 12/01/33	12/25 at 100.00	Ba2	1,920,389
1,800	6.125%, 12/01/38	12/25 at 100.00	Ba2	1,953,072
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2017:
16,285	5.000%, 1/01/36	1/27 at 100.00	A3	17,872,462
10,040	5.000%, 1/01/38 – AGM Insured	1/27 at 100.00	A2	11,114,882
850	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue	11/24 at 102.00	BB+	851,241
	Bonds, Methodist Retirement Communities Crestview Project, Series 2016, 5.000%, 11/15/31
4,290	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	A2	4,661,900
	12/15/36 – AGM Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital
	Appreciation Series 2011C:
1,880	0.000%, 9/01/43 (7)	9/31 at 100.00	AA–	1,882,764
7,990	0.000%, 9/01/45 (7)	9/31 at 100.00	AA–	8,713,255
4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation	1/25 at 100.00	A	4,907,160
	Series 2008I, 6.500%, 1/01/43
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	A1	1,429,466
	0.000%, 1/01/28 – AGC Insured
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
10,260	5.000%, 1/01/40	1/23 at 100.00	A	11,352,895
12,205	5.000%, 1/01/45	1/25 at 100.00	A	13,541,203
2,455	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2016A,	1/24 at 100.00	A	2,822,391
	5.000%, 1/01/27
3,380	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A– (5)	3,527,706
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
6,285	5.000%, 1/01/33	1/25 at 100.00	A–	7,014,626
4,410	5.000%, 1/01/34	1/25 at 100.00	A–	4,902,465
4,000	5.000%, 1/01/35	1/25 at 100.00	A–	4,432,040
2,250	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s	6/26 at 100.00	Baa2	2,156,175
	University Project, Series 2016, 4.000%, 6/01/36
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	4/17 at 100.00	N/R	10
	2001C, 5.200%, 5/01/28 (9)
3,170	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University,	10/20 at 100.00	AA–	3,482,974
	Series 2010, 5.000%, 10/01/41
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	11/21 at 100.00	AA–	2,648,542
	Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
3,480	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/23 at 100.00	A	3,832,246
	Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Series 2010:
430	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	489,903
5,350	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (5)	6,095,308
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/23 at 100.00	AA–	4,369,920
	Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43
5,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	11/17 at 100.00	AA	5,879,605
	Health Resources, Series 2007B, 5.000%, 11/15/47
2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	8/26 at 100.00	AA	2,784,700
	Health Resources System, Series 2016A, 5.000%, 2/15/41
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
14,815	5.000%, 12/15/27	No Opt. Call	BBB	16,099,460
7,925	5.000%, 12/15/28	No Opt. Call	BBB	8,576,990
6,550	5.000%, 12/15/30	No Opt. Call	BBB	7,024,024
2,340	5.000%, 12/15/32	No Opt. Call	BBB	2,490,251
3,755	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 12.552%, 4/01/33 (IF)	4/17 at 100.00	Aaa	5,112,395
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series	No Opt. Call	AAA	2,830,875
	2012A, 5.000%, 4/01/31
17,760	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	19,380,067
	Refunding Series 2012A, 5.000%, 8/15/41
7,345	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	8,079,647
	Refunding Series 2015B, 5.000%, 8/15/37
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier
	Refunding Series 2015C:
3,650	5.000%, 8/15/33	8/24 at 100.00	BBB	3,988,355
1,600	5.000%, 8/15/37	8/24 at 100.00	BBB	1,737,328
48,905	5.000%, 8/15/42	8/24 at 100.00	BBB	53,053,611
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	3,067,640
	2002A, 0.000%, 8/15/25 – AMBAC Insured
2,710	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Ba1	2,859,375
	Project, Series 2011, 6.000%, 11/01/41
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School
	Building Series 2010:
4,000	0.000%, 8/15/32	8/20 at 53.57	AAA	1,983,880
5,675	0.000%, 8/15/36	No Opt. Call	AAA	2,215,690
498,915	Total Texas			484,590,200
	Utah – 0.8% (0.5% of Total Investments)
5,760	Central Weber Sewer Improvement District, Utah, Sewer Revenue Bonds, Refunding Series 2010A,	3/20 at 100.00	AA	6,227,770
	5.000%, 3/01/33 – AGC Insured
12,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	13,088,915
2,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/25 – NPFG Insured	No Opt. Call	A1	1,350,040
4,255	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.250%, 6/15/38	6/18 at 100.00	Aa2 (5)	4,499,450
	(Pre-refunded 6/15/18)
4,250	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/36 (Pre-refunded	6/18 at 100.00	Aa2 (5)	4,479,755
	6/15/18) – AGM Insured
28,600	Total Utah			29,645,930
	Vermont – 0.4% (0.3% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2007,	10/17 at 100.00	Aa3	5,116,750
	5.000%, 10/01/43 – AGM Insured
	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 10/01/40	10/25 at 100.00	A+	1,018,310
10,000	5.000%, 10/01/45	10/25 at 100.00	A+	11,041,700
16,000	Total Vermont			17,176,760
	Virginia – 1.7% (1.1% of Total Investments)
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	328,649
	Appreciation Series 2012B, 0.000%, 7/15/40 (7)
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A	1,991,088
	System Obligated Group, Series 2013, 5.000%, 11/01/30
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	19,931,400
	Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (7)
32,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	A3	40,841,600
	Revenue Bonds, Series 2009C, 6.500%, 10/01/41 – AGC Insured
245	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/20 at 100.00	A1	260,712
	System Obligated Group, Series 2005B, 5.000%, 7/01/38
5	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/20 at 100.00	A1 (5)	5,598
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)
52,480	Total Virginia			63,359,047
	Washington – 3.9% (2.6% of Total Investments)
7,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	11/26 at 100.00	Aa1	8,054,200
	Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/41
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	Aa3	9,105,899
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured
2,575	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds,	6/18 at 100.00	A2 (5)	2,711,861
	Refunding Series 2008A, 5.000%, 12/01/37 (Pre-refunded 6/01/18) – AGC Insured
15,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	Aa2	16,390,200
3,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 (Pre-refunded	7/17 at 100.00	Aa2 (5)	3,053,190
	7/01/17) – AGM Insured
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	Aa2 (5)	2,696,225
	(Pre-refunded 1/01/19)
3,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/40	10/24 at 100.00	A+	3,349,290
1,250	Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series 2014,	12/23 at 100.00	AA	1,293,025
	5.000%, 12/01/44
3,910	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2015A, 5.000%, 5/01/17	No Opt. Call	AA	3,952,033
12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds,	6/23 at 100.00	A2	13,766,500
	Series 2013A, 5.000%, 12/01/38
5,000	University of Washington, General Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/37	6/17 at 100.00	AA+ (5)	5,071,050
	(Pre-refunded 6/01/17) – AMBAC Insured
8,310	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A3	9,007,791
	Center, Series 2011A, 5.625%, 1/01/35
4,415	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	N/R (5)	5,067,095
	Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,
	Refunding Series 2012A:
4,000	5.000%, 10/01/32	10/22 at 100.00	AA–	4,402,920
10,000	4.250%, 10/01/40	10/22 at 100.00	AA–	10,293,900
3,135	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	3,515,777
	Refunding Series 2012B, 5.000%, 10/01/30
8,230	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	9,072,587
	Series 2012A, 5.000%, 10/01/42
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A3 (5)	7,764,190
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
8,000	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System,	8/18 at 100.00	Aa3 (5)	8,500,800
	Series 2008A, 5.250%, 8/15/34 (Pre-refunded 8/15/18) – AGM Insured
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R (5)	1,039,210
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32 (Pre-refunded 12/04/17)
500	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian	1/25 at 102.00	BB+	496,200
	Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/46
4,065	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%,	1/18 at 100.00	AA+ (5)	4,217,925
	1/01/33 (Pre-refunded 1/01/18)
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%,	No Opt. Call	AA+	6,393,510
	6/01/28 – FGIC Insured
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	10,366,525
146,495	Total Washington			149,581,903
	West Virginia – 0.7% (0.4% of Total Investments)
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health
	System Obligated Group, Refunding & Improvement Series 2013A:
3,000	5.375%, 6/01/38	6/23 at 100.00	A	3,333,090
16,845	5.500%, 6/01/44	6/23 at 100.00	A	18,743,095
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and	No Opt. Call	N/R	3,292,590
	Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured
22,845	Total West Virginia			25,368,775
	Wisconsin – 2.0% (1.3% of Total Investments)
4,100	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series	4/23 at 100.00	A+	4,512,296
	2013A, 5.000%, 4/01/38
10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health	5/26 at 100.00	Aa2	9,862,300
	Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/46
1,240	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A2	1,341,085
	Inc., Series 2010A, 5.625%, 4/15/39
6,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A2	7,515,372
	Inc., Series 2012A, 5.000%, 7/15/25
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/23 at 100.00	A2	2,736,375
	Inc., Series 2013A, 5.125%, 4/15/31
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	1,090,973
	Obligated Group, Series 2012A, 5.000%, 4/01/42
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	1,083,840
	Series 2011A, 5.250%, 10/15/39
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,
	Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A–	1,079,820
1,000	5.000%, 2/15/28	2/22 at 100.00	A–	1,075,550
4,735	5.000%, 2/15/40	2/22 at 100.00	A–	4,951,295
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,
	Series 2016A:
8,500	5.000%, 2/15/42	2/26 at 100.00	A–	9,006,940
6,500	5.000%, 2/15/46	2/26 at 100.00	A–	6,872,580
4,360	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A3	4,651,422
	Series 2012, 5.000%, 6/01/39
1,660	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc.,	No Opt. Call	Aa3	1,805,482
	Series 1992A, 6.000%, 12/01/22 – FGIC Insured
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	8/22 at 100.00	AA (5)	3,089,874
	Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)
9,115	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	9,911,651
	5.750%, 5/01/33
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
955	5.750%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (5)	1,016,187
5,000	6.250%, 5/01/37 (Pre-refunded 5/01/19)	5/19 at 100.00	AA– (5)	5,561,150
72,105	Total Wisconsin			77,164,192
	Wyoming – 0.5% (0.3% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A3	4,434,919
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
9,625	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding	9/23 at 100.00	BBB–	9,973,906
	Series 2013A, 5.000%, 9/01/37
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center
	Project, Series 2011B:
2,000	5.500%, 12/01/27	12/21 at 100.00	BBB+	2,209,640
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB+	1,105,070
16,705	Total Wyoming			17,723,535
$ 6,264,612	Total Municipal Bonds (cost $5,434,184,392)			5,791,180,782

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 1,126	Las Vegas Monorail Company, Senior Interest Bonds, (10), (11)	5.500%	7/15/19	N/R	$ 678,488
299	Las Vegas Monorail Company, Senior Interest Bonds, (10), (11)	5.500%	7/15/55	N/R	148,087
$ 1,425	Total Corporate Bonds (cost $127,784)				826,575

Shares	Description (1)				Value
	COMMON STOCKS – 0.1% (0.0% of Total Investments)
	Airlines – 0.1% (0.0% of Total Investments)
38,589	American Airlines Group Inc., (12)				$ 1,707,563
	Total Common Stocks (cost $1,056,972)				1,707,563
	Total Long-Term Investments (cost $5,435,369,148)				5,793,714,920

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.3% (1.6% of Total Investments)
	MUNICIPAL BONDS – 2.3% (1.6% of Total Investments)
	Alaska – 0.4% (0.3% of Total Investments)
$ 15,000	Valdez, Alaska, Marine Terminal Revenue Bonds, Exxon Pipeline Company Project, Variable Rate	4/17 at 100.00	A-1+	$ 15,000,000
	Demand Obligations, Series 1993A, 0.550%, 12/01/33, (13)
	Arizona – 0.0% (0.0% of Total Investments)
1,700	Phoenix Industrial Development Authority, Arizona, Health Care Facilities Revenue Bonds, Mayo	4/17 at 100.00	A-1+	1,700,000
	Clinic, Variable Rate Demand Obligations, Series 2014B, 0.540%, 11/15/52, (13)
	California – 0.4% (0.2% of Total Investments)
8,000	Los Angeles Department of Water and Power Revenue Bonds, Tender Option Bond Obligations,	5/17 at 100.00	A-1	8,000,000
	Variable Rate Demand Obligations, 0.500%, 7/01/35, (13)
5,500	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/20 at 100.00	A-1	5,500,000
	General Obligation Bonds, Tender Option Bond Floaters 11953X, Variable Rate Demand
	Obligations, 0.760%, 8/01/35, (13)
13,500	Total California			13,500,000
	Illinois – 0.1% (0.1% of Total Investments)
4,200	Peoria County, Illinois, General Obligation Bonds, Alternate Revenue Source, Tender Option	12/20 at 100.00	A-1	4,200,000
	Bond Trust R-14004, Variable Rate Demand Obligations, 0.810%, 12/15/41, (13)
	Minnesota – 0.1% (0.1% of Total Investments)
3,000	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Allina	4/17 at 100.00	A-1+	3,000,000
	Health System, Series 2007C1, Variable Rate Demand Obligations, 0.610%, 11/15/34, (13)
	Missouri – 0.0% (0.0% of Total Investments)
2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	4/17 at 100.00	A-1	2,000,000
	Variable Rate Demand Obligations, Series 2000B, 0.600%, 3/01/40, (13)
	New York – 0.7% (0.5% of Total Investments)
12,300	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	4/17 at 100.00	A-1	12,300,000
	General Resolution Revenue Bonds, Fiscal 2017 Adjustable Rate Series BB-2, Variable Rate
	Demand Obligations, 0.580%, 6/15/49, (13)
9,200	New York City, New York, General Obligation Bonds, Series 2011D-3A, Variable Rate Demand	4/17 at 100.00	A-1+	9,200,000
	Obligations, 0.600%, 10/01/39, (13)
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Variable Rate	4/17 at 100.00	A-1+	5,000,000
	Demand Obligations, Series 2005B-2, 0.550%, 1/01/32, (13)
26,500	Total New York			26,500,000
	Texas – 0.6% (0.4% of Total Investments)
23,100	Gulf Coast Industrial Development Authority, Texas, Revenue Bonds, ExxonMobil Project, Series	4/17 at 100.00	A-1+	23,100,000
	2012, Variable Rate Demand Obligations, 0.570%, 11/01/41, (13)
$ 89,000	Total Short-Term Investments (cost $89,000,000)			89,000,000
	Total Investments (cost $5,524,369,148) – 154.5%			5,882,714,920
	Floating Rate Obligations – (3.2)%			(123,440,000)
	Variable Rate Demand Preferred Shares, at liquidation preference – (33.9)% (14)			(1,290,300,000)
	Variable Rate MuniFund Term Preferred Shares, at liquidation preference – (20.3)% (15)			(773,000,000)
	Other Assets Less Liabilities – 2.9% (16)			111,074,218
	Net Assets Applicable to Common Shares – 100%			$ 3,807,049,138

Investments in Derivatives as of January 31, 2017
Interest Rate Swaps outstanding:
		Fund			Fixed Rate		Optional		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (17)	Date	Date	(Depreciation)
JPMorgan	$150,800,000	Receive	Weekly USD-SIFMA	1.544%	Quarterly	4/13/17	5/14/17	4/13/27	$1,943,429
Chase Bank, N.A.
JPMorgan	25,400,000	Receive	Weekly USD-SIFMA	1.255%	Quarterly	7/31/17	8/31/17	7/31/28	5,331,539
Chase Bank, N.A.
	$176,200,000								$7,274,968

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$5,791,180,782	$ —	$5,791,180,782
Corporate Bonds	—	—	826,575	826,575
Common Stocks	1,707,563	—	—	1,707,563
Short-Term Investments:
Municipal Bonds	—	89,000,000	—	89,000,000
Investments in Derivatives:
Interest Rate Swaps*	—	7,274,968	—	7,274,968
Total	$1,707,563	$5,887,455,750	$826,575	$5,889,989,888
* Represents net unrealized appreciation (depreciation).

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments (excluding investments in derivatives) was $5,396,511,405.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$418,040,660
Depreciation	(55,277,745)
Net unrealized appreciation (depreciation) of investments	$362,762,915

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.
(6)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional
0.25% effective May 11, 2016.
(7)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(8)	On May 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.250%
to 2.100%.
(9)	As of, or subsequent to, the end of the reporting period, this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31,
2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund's Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on this security maturing on July 15, 2019, and therefore began accruing income on the Fund's records.
(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(12)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120– day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(13)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(14)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 21.9%.
(15)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 13.1%.
(16)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter
(“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-
traded derivatives, when applicable.
(17)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association.
PIK	All or a portion of this security is payment-in-kind.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen AMT-Free Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 31, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2017